SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts payable	$ 1,212,942	$ 609,869
Accrued liabilities	1,357,068	1,789,318
Trade payables and accrued liabilities	$ 2,570,010	$ 2,399,187